Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2013	2012
Balance at year-end	$48,671	$43,992
Average balance outstanding	45,330	40,893
Maximum month-end balance	48,671	43,992
Weighted-average rate at year-end	0.15%	0.20%
Weighted-average rate during the year	0.15	0.22

Concerning of Other Borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2013	2012
Fixed rate	10/2/14	12/21/17	3.62%	3.48%	3.73%	$12,000	$12,000
Fixed rate amortizing	1/1/14	3/1/17	5.99	4.80	7.15	459	672

						$12,459	$12,672

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2013, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate
2014	$2,190	3.91%
2015	169	6.01
2016	97	5.84
2017	10,003	3.61

	$12,459	3.71%